CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 94,818	$ 118,661
Restricted bank deposits	224	224
Accounts receivable (net of allowance for doubtful accounts of $77 and $51 at December 31, 2019 and June 30, 2020, respectively)	10,753	16,222
Prepaid expenses and other current assets	7,846	4,773
Total current assets	113,641	139,880
NON CURRENT ASSETS:
Long-term restricted bank deposits	2,839	2,844
Marketable Securities - long term	10,627
Property and equipment, net	4,810	4,177
Deferred costs	5,467	5,640
Deferred tax assets	1,559	1,659
Operating lease assets	19,882	20,958
Other non-current assets	1,537	1,574
Total non-current assets	46,721	36,852
Total assets	160,362	176,732
CURRENT LIABILITIES:
Trade payables	4,265	4,394
Employee and payroll accrued expenses	13,662	15,422
Other accounts payables	1,291	1,568
Operating lease liabilities - current	2,935	2,533
Deferred revenues	27,126	22,725
Total current liabilities	49,279	46,642
NON-CURRENT LIABILITIES:
Long-term deferred revenues	13,425	12,838
Non-current operating lease liabilities	20,280	22,000
Other non-current liabilities	996	930
Total non-current liabilities	34,701	35,768
Total liabilities	83,980	82,410
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.015 par value; 150,000,000 shares authorized at December 31, 2019 and June 30, 2020, respectively; 35,230,253 and 35,714,399 shares issued and outstanding at December 31, 2019 and June 30, 2020, respectively;	147	145
Additional paid-in capital	170,534	162,609
Accumulated other comprehensive loss	(10)
Accumulated deficit	(94,289)	(68,432)
TOTAL SHAREHOLDERS' EQUITY	76,382	94,322
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 160,362	$ 176,732